LONG TERM DEBT - Summary of Term Loan Facilities (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 199	$ 223
Noncurrent total	2,181	2,288
Total	2,380	2,511
2018 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 0	19
2018 Tool Equipment Purchase and Lease Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.60%
2018 Tool Equipment Purchase and Lease Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.75%
2019 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 42	85
Noncurrent total	$ 0	21
2019 Tool Equipment Purchase and Lease Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.75%
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 36	36
Noncurrent total	$ 91	108
2019 USD Dresden Equipment Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.75%
2019 USD Dresden Equipment Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.25%
2020 USD Equipment Financing
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 60	59
Noncurrent total	$ 49	93
2020 USD Equipment Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.90%
2020 USD Equipment Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.90%
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 13	13
Noncurrent total	$ 376	387
2019 EUR Dresden Equipment Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.75%
2019 EUR Dresden Equipment Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.75%
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 31	0
Noncurrent total	$ 618	649
USD Term Loan A | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.90%
EUR Term Loan A
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 4	0
Noncurrent total	$ 83	89
EUR Term Loan A | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.60%
Various Current
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 13	11
SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Noncurrent total	$ 950	923
SGD EDB Loan | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Various Noncurrent
Disclosure of detailed information about borrowings [line items]
Noncurrent total	$ 14	$ 18